Discontinued operations - Results from Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Loss from discontinued operations, net of tax	$ (1,553)	$ (304,648)
Loss from discontinued operations attributable to shareholders of the Company	(4,407)	(377,485)
Loss from discontinued operations attributable to non-controlling interest	(2,854)	(72,837)
Romania
Disclosure of analysis of single amount of discontinued operations [line items]
Loss from discontinued operations, net of tax	(1,553)	(304,648)
Certej Project | Romania
Disclosure of analysis of single amount of discontinued operations [line items]
Expenses	(4,407)	(2,801)
Impairment of property and equipment	0	(394,723)
Loss from operations	(4,407)	(397,524)
Income tax recovery	0	(20,039)
Loss from discontinued operations, net of tax	(4,407)	(377,485)
Loss from discontinued operations attributable to shareholders of the Company	(1,553)	(304,648)
Loss from discontinued operations attributable to non-controlling interest	$ (2,854)	$ (72,837)
Basic loss per share attributable to shareholders of the Company (in dollars per share)	$ (0.01)	$ (1.66)
Diluted loss per share attributable to shareholders of the Company (in dollars per share)	$ (0.01)	$ (1.66)